Nature of Operations and Going Concern	3 Months Ended
Jan. 31, 2024
Nature of Operations and Going Concern [Abstract]
Nature of Operations and Going Concern
1.	Nature of Operations and Going Concern

a.	Clearmind Medicine Inc. (the “Company”) was incorporated in the province of British Columbia on July 18, 2017. The Company is a clinical pharmaceutical company in phase I/IIa clinical trials, that develops novel psychedelic medicines to solve widespread, yet under-served, health problems. The Company’s head office is located at Suite 101 -1220 West 6th Avenue, Vancouver, BC, V6H 1A5. The Company’s Israeli subsidiary (Clearmindmed Ltd.) provides research and development services to the Company.

On November 14, 2022, the Company completed a listing on the Nasdaq Capital Market (“Nasdaq”). The Company trades under the symbol “CMND” on the Nasdaq and on the Frankfurt Stock Exchange, or FSE, under the symbol “CWY”. The Company was listed on the Canadian Securities Exchange (“CSE”) in Toronto until March 14, 2024. Following approval for a voluntary delisting, the Company no longer trades on the CSE but remains a reporting issuer in Canada.

On January 16, 2024, the Company completed a registered direct and private placement for aggregate gross proceeds of $2.40 million. See note 6(c)(iii).

b.	Going concern

These condensed interim consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. For the three months ended January 31, 2024, the Company has not generated any revenues and has negative cash flow from operations of $1,461,996. As of January 31, 2024, the Company has an accumulated deficit of $20,135,863. The continued operations of the Company are dependent on its ability to generate future cash flows or obtain additional financing through debt or equity. Management is of the opinion that sufficient working capital will be obtained from external financing to meet the Company’s liabilities and commitments as they become due, although there is a risk that additional financing will not be available on a timely basis or on terms acceptable to the Company. These factors raise substantial doubt on the Company’s ability to continue as a going concern. These condensed interim consolidated financial statements do not reflect any adjustments that may be necessary if the Company is unable to continue as a going concern.

c.	Reverse share split

On September 30, 2022, the Company’s Board of Directors (the “Board”) approved a 1-for-30 reverse split of its issued and outstanding common shares, effective as of September 30, 2022, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share.

On November 28, 2023, the Company’s Board approved a further 1-for-30 reverse split of its issued and outstanding common shares, effective as of November 28, 2023, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share then held.

All issued and outstanding common shares or instruments convertible into common shares contained in these financial statements have been retroactively adjusted to reflect the reverse share split for all periods presented, unless explicitly stated otherwise.